INVESTMENTS, Investment at Fair Value through Profit or Loss (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 4,982,661	S/ 4,199,334	[1]	S/ 5,928,538
Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[2]	1,555,548	651,219
Colombian Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		1,401,000	609,255
Peruvian Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		141,349	0
Chilean Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		8,497	38,153
Swiss Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		4,702	0
United States of America Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	3,811
Investment Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[3]	1,199,026	885,574
Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[4]	1,106,548	1,582,050
Restricted Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[5]	334,162	351,317
Corporate Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		228,302	103,330
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[6]	192,666	0
Participation in RAL Fund [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[7]	145,414	167,781
Bonds from Financial Organizations [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		92,907	47,770
Shares [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		38,723	47,820
Subordinated Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		31,582	84,121
ETF (Exchange - Traded Fund) [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		29,582	25,042
Central Bank of Chile Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		12,655	202,986
Hedge Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		291	280
Others [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		8,917	48,269
Balance Before Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		4,976,323	4,197,559
Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 6,338	S/ 1,775

[1]	See note 3(b).
[2]	As of December 31, 2023, and 2022 the balance of these instruments includes the following government treasury bonds:
[3]	As of December 31, 2023, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represent 54.3 percent, 28.1 percent, 10.0 percent, and 7.6 percent respectively. As of December 31, 2022, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represented 44.3 percent, 30.8 percent, 15.5 percent and 9.4 percent respectively.
[4]	As of December 31, 2023, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 52.0 percent, 35.5 percent, 6.7 percent, and 5.8 percent of the total, respectively. As of December 31, 2022, the balance corresponds to mutual funds from Luxembourg, Bolivia, Peru, and other countries, which represent 64.2 percent, 23.5 percent, 4.8 percent, and 7.5 percent of the total, respectively.
[5]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.
[6]	As of December 31, 2023, the balance corresponded to 520 certificates of deposit for US$51.9 million, equivalent to S/192.7 million, which accrue interest at an effective annual rate of 5.68 percent, and maturing in January 2024
[7]	As of December 31, 2023, these funds are approximately Bs194.6 million, equivalent to S/105.2 million, and US$10.8 million, equivalent to S/40.2 million. As of December 31, 2022, these funds amounted to approximately Bs218.7 million, equivalent to S/121.7 million, and US$12.1 million, equivalent to S/46.1 million; and include the investments made by the Group in the Central Bank of Bolivia as guarantee for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.